Equity (Details)														1 Months Ended					3 Months Ended		12 Months Ended
		Mar. 13, 2026 CNY (¥)	Mar. 13, 2026 USD ($)	Dec. 19, 2025 shares	Sep. 09, 2025	Jul. 17, 2025 CNY (¥)	Jul. 17, 2025 USD ($) $ / shares shares	Dec. 03, 2024 USD ($) $ / shares shares	Oct. 22, 2024 shares	Oct. 21, 2024 shares	Sep. 13, 2024 CNY (¥) Days	Sep. 13, 2024 USD ($) Days	Apr. 30, 2023 USD ($) $ / shares shares	Oct. 31, 2024 CNY (¥) shares	Oct. 31, 2024 USD ($) $ / shares shares	Sep. 30, 2024 CNY (¥) shares	Jul. 31, 2024 CNY (¥) shares	Mar. 31, 2024 CNY (¥)	Oct. 31, 2025 CNY (¥)	Oct. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2025 USD ($) $ / shares shares	Apr. 01, 2025 shares	Oct. 26, 2024 shares	Apr. 25, 2023 $ / shares shares	Mar. 31, 2022 CNY (¥)	Feb. 28, 2022 CNY (¥)
Equity [Line Items]
Net proceeds (in Dollars)		¥ 47,300,000	$ 6,730,000																		¥ 47,300,000	$ 6,730,000
Price per share (in Dollars per share) | $ / shares								$ 0.2					$ 4
Issuance of convertible debentures											¥ 5,728,717	$ 796,939											¥ 5,728,717
Principal amount (in Dollars) | $												$ 800,000
Investment interest rates												6.00%
Percentage of conversion price											52.00%	52.00%
Consecutive trading days (in Days) | Days											5	5
Original issue date												52.00%
Converted shares									41,388
Aggregate amount														295,866	295,866
Purchase price per share (in Dollars per share) | $ / shares															$ 0.45
Net of issuance cost (in Yuan Renminbi)																							47,469,070	34,823,000
Group issued shares as compensation														345	345
Group issued value as compensation (in Dollars)															$ 12,000								86,260
Sale and issue of ordinary shares																					5,025,000	5,025,000
Net issuance cost								$ 70,194,498													¥ 40,202,331	$ 5,719,658	70,194,498
Ordinary shares granted				540,000
Warrant exercise price per share (in Dollars per share) | $ / shares																												$ 4
Warrant evaluated (in Yuan Renminbi) | ¥																							360,874
Warrant exercised shares																										374
Share combination					On September 9, 2025, the board of directors of Jayud approved a share combination of the Company’s ordinary shares at a ratio of 50-for-1, pursuant to which every fifty (50) issued and outstanding ordinary shares were combined into one (1) ordinary share (the “Share Combination”)
Total dividend declared (in Yuan Renminbi) | ¥																													¥ 18,770,000	¥ 18,770,000
Other payables to shareholders																					¥ 6,937,500		6,937,500		$ 987,011
After-tax net income percentage																					10.00%	10.00%
Percentage of reserve																					50.00%	50.00%
Net assets																					¥ 1,100,000		¥ 3,500,000		$ 100,000
HYTX WAREHOUSE NO.3 LLC [Member]
Equity [Line Items]
Equity interest																											20.00%
HYTX WAREHOUSE NO.10 LLC [Member]
Equity [Line Items]
Equity interest																											49.00%
YUKON FLOORING BELLAIRE, LLC [Member]
Equity [Line Items]
Equity interest																											95.00%
HYTX WAREHOUSE NO.11 LLC [Member]
Equity [Line Items]
Equity interest																											20.00%
LD Global Logistics Inc [Member]
Equity [Line Items]
Equity interest										10.00%
Class B shares into Class A shares [Member]
Equity [Line Items]
Number of shares converted																20,000	20,000
Share Purchase Agreement [Member]
Equity [Line Items]
Net of issuance cost (in Yuan Renminbi) | ¥														¥ 47,469,070
Net issuance cost						¥ 40,202,331	$ 5,719,658
Oranda [Member]
Equity [Line Items]
Capital injection | ¥																		¥ 20,000
FASTFLY [Member]
Equity [Line Items]
Capital injection | ¥																¥ 29,174
JNT [Member]
Equity [Line Items]
Capital injection | ¥														¥ 55,000			¥ 55,000
JPEC Enterprises, Inc.[Member]
Equity [Line Items]
Capital injection																			¥ 1,605,488	$ 225,000
Inter-Group [Member]
Equity [Line Items]
Dividends payable, current (in Yuan Renminbi) | ¥																													6,839,000	6,839,000
Individual Shareholders [Member]
Equity [Line Items]
Total dividend declared (in Yuan Renminbi) | ¥																													¥ 11,931,000	¥ 11,931,000
Class A Ordinary Shares [Member]
Equity [Line Items]
Share authorized	[1]																				480,000,000		480,000,000		480,000,000
Ordinary shares, par value (in Dollars per share) | (per share)	[1]																						¥ 0.005		$ 0.005
New ordinary shares													25,000
Ordinary shares, outstanding	[1]																				3,165,708		1,768,160		3,165,708
Sale and issue of ordinary shares								1,000,000
Ordinary shares, issued	[1]																				3,165,708		1,768,160		3,165,708
Underwriter purchase warrants																												750
Class A Ordinary Shares [Member] | HYTX WAREHOUSE NO.3 LLC [Member]
Equity [Line Items]
Ordinary shares, outstanding																											33,600
Class A Ordinary Shares [Member] | HYTX WAREHOUSE NO.10 LLC [Member]
Equity [Line Items]
Ordinary shares, outstanding																											31,370
Class A Ordinary Shares [Member] | YUKON FLOORING BELLAIRE, LLC [Member]
Equity [Line Items]
Ordinary shares, outstanding																											44,397
Class A Ordinary Shares [Member] | HYTX WAREHOUSE NO.11 LLC [Member]
Equity [Line Items]
Ordinary shares, outstanding																											34,097
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares																									$ 0.0001
New ordinary shares																								27,044
Converted shares	[2]																						41,388
Aggregate amount	[2]																						295,866
Group issued shares as compensation	[2]																						345
Group issued value as compensation (in Dollars) | ¥	[2]																						¥ 12
Ordinary shares, outstanding																							34,097
Ordinary shares, issued																							1,768,160
Class A Ordinary Shares [Member] | Share Purchase Agreement [Member]
Equity [Line Items]
Price per share (in Dollars per share) | $ / shares							$ 0.14
Ordinary shares, issued							857,174
Class A Ordinary Shares [Member] | LD Global Logistics Inc [Member]
Equity [Line Items]
Consideration issuing shares										2,342
Class B Ordinary Shares [Member]
Equity [Line Items]
Share authorized	[1]																				20,000,000		20,000,000		20,000,000
Ordinary shares, par value (in Dollars per share) | (per share)	[1]																						¥ 0.005		$ 0.005
Ordinary shares, outstanding	[1]																				108,192		108,192		108,192
Ordinary shares, issued	[1]																				108,192		108,192		108,192
Class B Ordinary Shares [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares																									$ 0.0001
Group issued value as compensation (in Dollars) | ¥	[2]
IPO [Member] | Class A Ordinary Shares [Member]
Equity [Line Items]
Net proceeds (in Dollars) | $													$ 4,860,000
New ordinary shares													2,044
Share Combination [Member] | Minimum [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares																									$ 0.0001
Shares authorized (in Dollars) | $																									$ 50,000
Shares prior to reverse share split																					500,000,000	500,000,000
Share Combination [Member] | Maximum [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares																									$ 0.005
Shares authorized (in Dollars) | $																									$ 2,500,000
Shares prior to reverse share split																					500,000,000	500,000,000
Share Combination [Member] | Class A Ordinary Shares [Member] | Minimum [Member]
Equity [Line Items]
Shares prior to reverse share split																					480,000,000	480,000,000
Share Combination [Member] | Class A Ordinary Shares [Member] | Maximum [Member]
Equity [Line Items]
Shares prior to reverse share split																					480,000,000	480,000,000
Share Combination [Member] | Class B Ordinary Shares [Member] | Minimum [Member]
Equity [Line Items]
Shares prior to reverse share split																					20,000,000	20,000,000
Share Combination [Member] | Class B Ordinary Shares [Member] | Maximum [Member]
Equity [Line Items]
Shares prior to reverse share split																					20,000,000	20,000,000

[1]	Retrospectively restated for effect of share combination on September 9, 2025 (see Note 17).
[2]	Retrospectively restated for effect of share combination on September 9, 2025 (see Note 17).